Segment Information - Major Customers By Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	17.00%	9.00%	18.00%	11.00%
ENI Congo S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	0.00%	14.00%	0.00%
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	13.00%	0.00%	13.00%	0.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	9.00%	14.00%	9.00%	16.00%
Customers accounting for more than 10% of dayrate revenue
Revenue, Major Customer [Line Items]
Percentage of contract revenues	53.00%	23.00%	36.00%	16.00%